Fees and Expenses - Credit Suisse Commodity Return Strategy Fund	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and fund expenses
Expense Narrative [Text Block]

The accompanying tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds. More information about these and other discounts is available from your financial representative and in this Prospectus on page 61 under the heading "Other Shareholder Information—Classes of Shares and Sales Charges" and on page 66 under the heading "Intermediary-Specific Sales Charge Waiver Policies," and in the fund's Statement of Additional Information ("SAI") on page 79 under the heading "Additional Purchase and Redemption Information." You may pay other fees on purchases and sales of Class I shares of the fund, such as brokerage commissions and other fees to financial intermediaries which are not reflected in the table and examples below.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (paid directly from your investment)
Shareholder Fees [Table]
	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lesser of original purchase price or redemption proceeds, as applicable)	None[1]	1.00%[2]	None
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	None	None	None

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class A	Class C	Class I
Management fee	0.59%	0.59%	0.59%
Distribution and service (12b-1) fee	0.25	1.00	None
Other expenses[3]	0.24	0.24	0.24
Total annual fund operating expenses	1.08	1.83	0.83
Less: amount of fee limitations/expense reimbursements[4]	0.03	0.03	0.03
Total annual fund operating expenses after fee limitations/expense reimbursements	1.05	1.80	0.80

[1]  Purchases of shares of $1 million or more may be subject to a 0.50% deferred sales charge on redemptions within 12 months of purchase.

[2]  1.00% during the first year.

[3]  The fund invests in Credit Suisse Cayman Commodity Fund I, Ltd., a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the "Subsidiary"). "Other expenses" include expenses of both the fund and the Subsidiary as well as "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.

[4]  Credit Suisse Commodity Strategy Funds (the "Trust") and UBS Asset Management (Americas) LLC ("UBS AM (Americas)") have entered into a written contract limiting operating expenses to 1.05% of the fund's average daily net assets for Class A shares, 1.80% of the fund's average daily net assets for Class C shares and 0.80% of the fund's average daily net assets for Class I shares at least through February 28, 2026. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse UBS AM (Americas) for management fees previously waived and/or for expenses previously paid by UBS AM (Americas), provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM (Americas) and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis to exceed either (i) the applicable expense limited in effect at the time such fees were waived or such expenses were paid by UBS AM (Americas) or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026.

Expenses Deferred Charges [Text Block]	Purchases of shares of $1 million or more may be subject to a 0.50% deferred sales charge on redemptions within 12 months of purchase. 1.00% during the first year.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, With Redemption [Table]
	One year	Three years	Five years	Ten years
Class A (with or without redemption)	$577	$799	$1,039	$1,727
Class C (redemption at end of period)	283	573	988	2,145
Class C (no redemption)	183	573	988	2,145
Class I (with or without redemption)	82	262	458	1,023

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The computation of the fund's portfolio turnover rate for regulatory purposes excludes trades of derivatives and instruments with a maturity of one year or less. However, the fund expects to engage in frequent trading of derivatives, which could have tax consequences that impact shareholders, such as the realization of taxable short-term capital gains. In addition, the fund could incur transaction costs, such as commissions, when it buys and sells securities and other instruments. Transaction costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year ended October 31, 2024, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	80.00%